Summary of Significant Accounting Policies (Details 3) (The PRC)	12 Months Ended
Dec. 31, 2013
The PRC
Income tax
Withholding tax rate payable by foreign-invested entities (as a percent)	10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)	5.00%
Minimum percentage of equity interests held by the holding entity in foreign invested enterprise to be considered to be subject to 5% withholding tax rate	25.00%